                                                           January 27, 2005
                                                                  Supplement

[MORGANSTANLEY LOGO]

             SUPPLEMENT DATED JANUARY 27, 2005 TO THE PROSPECTUS OF
                     MORGAN STANLEY GLOBAL ADVANTAGE FUND
                              Dated July 30, 2004

  The third paragraph of the section of the Prospectus titled "Fund
                    Management" is hereby replaced by the following:

  The Fund's portfolio is managed within the Global Research team. Current members of the team include Sandra Yeager,
  Mark Laskin, Steven Wharton, John Harris and Mary Jayne Maly.

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     36021SPT-01